Revenue From Contracts With Customers - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019
Disaggregation of Revenue [Line Items]
Accumulated deficit	$ (29,637,673)
Barkbox Inc [Member]
Disaggregation of Revenue [Line Items]
Accumulated deficit	(179,954,000)	$ (148,563,000)
Revenue	378,604,000	224,335,000	$ 191,441,000
Refund liability	1,292,000	604,000
Contractual liabilities with customers	27,200,000	13,300,000
Deferred revenue recognized	$ 13,300,000
Barkbox Inc [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Disaggregation of Revenue [Line Items]
Accumulated deficit				$ 100,000
Revenue		100,000
Barkbox Inc [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member] | Other Current Liabilities [Member]
Disaggregation of Revenue [Line Items]
Refund liability		$ 100,000